Related Party Transaction (Details) - Schedule of accounts receivables - related party - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction (Details) - Schedule of accounts receivables - related party [Line Items]
Accounts receivable - related party total	$ 222,907	$ 1,138,498
Beijing DongfangPuzhong Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of accounts receivables - related party [Line Items]
Relationship	Shareholder of Puhui Beijing
Accounts receivable - related party total		42,376
Beijing DongfangHenghui Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of accounts receivables - related party [Line Items]
Relationship	Shareholder of Puhui Beijing
Accounts receivable - related party total		635,638
Beijing Ruqi Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of accounts receivables - related party [Line Items]
Relationship	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui
Accounts receivable - related party total	$ 222,907	353,132
Beijing Rusan Consulting Center (Limited Partnership) [Member]
Related Party Transaction (Details) - Schedule of accounts receivables - related party [Line Items]
Relationship	Owned by Mr. Ji Zhe, CEO and shareholder of Puhui
Accounts receivable - related party total		$ 107,352